Defined Benefit Plans - Summary of Breakdown of Plan Assets for Retirement of Benefit Plans (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of plan assets [Line Items]
Equity instruments	€ 111	€ 131
Debt instrument	712	809
Real estate	111
Derivatives	149	254
Investment funds	1,956	2,032
Structured securities	0	0
Other	484	397
At December 31	€ 3,525	€ 3,622
Equity instruments	3.00%	4.00%
Debt instrument	20.00%	22.00%
Real estate	3.00%
Derivatives	4.00%	7.00%
Investment funds	55.00%	56.00%
Structured securities	0.00%	0.00%
Other	14.00%	11.00%
At December 31	100.00%	100.00%
Quoted Plan Assets [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	€ 106	€ 127
Debt instrument	369	397
Investment funds	11	5
Structured securities	0	0
Other	14	25
At December 31	500	554
Unquoted plan assets [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	5	4
Debt instrument	343	411
Real estate	111
Derivatives	149	254
Investment funds	1,945	2,027
Structured securities	0	0
Other	471	372
At December 31	€ 3,025	€ 3,068